Business Combinations - Summary of Business Combinations Unaudited Pro Froma Statements of Operations (Parenthetical) (Detail) - AxoBio [Member] - USD ($)	7 Months Ended	12 Months Ended
	Aug. 09, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Additional amortization	$ 1,700,000		$ 2,500,000
Additional cost of goods sold		$ 0	$ 8,200,000